Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO VARIABLE TRUST

WELLS FARGO ADVANTAGE VT DISCOVERY FUNDSM
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUNDSM
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

Supplement dated August 11, 2010, to the Statement of Additional Information dated May 1, 2010, as previously supplemented on May 14, 2010 and July 19, 2010.

This supplement contains important information about the Funds referenced above.

The Wells Fargo Advantage VT Small Cap Growth Fund and the VT Small Cap Value Fund are no longer offered through this Statement of Additional Information (the “SAI”).  The VT Small Cap Growth Fund and the VT Small Cap Value Fund are now offered through an SAI dated July 19, 2010 for the Wells Fargo Advantage VT Funds. All references to the VT Small Cap Growth Fund and the VT Small Cap Value Fund within this SAI are hereby deleted.

On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen Funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years.

The section titled Management beginning on page 26 is hereby amended to include the following information regarding Mr. Scofield and Dr. Keith:

Name and Age	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES

Dr. Leroy Keith, Jr., 71	Trustee, since 2010
Chairman, Bloc Global Services
(development and construction), Trustee,
Phoenix Fund Complex and Director,
Diversapack Co. (packaging company).
Trustee of the Evergreen Funds from 1983 to
2010. Former Managing Director, Almanac
Capital Management (commodities firm),
former Partner, Stonington Partners, Inc.
(private equity fund), former Director, Obagi
Medical Products Co. and former Director,
Lincoln Educational Services.

Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/09)
Michael S. Scofield, 67	Trustee, since 2010	Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	N/A

Dr. Leroy Keith, Jr. Dr. Keith has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen Fund complex since 1983. He is a Trustee of the Phoenix fund complex, Former Managing Director of Almanac Capital Management, Director of Diversapack Co., Former Partner of Stonington Partners, Inc. and Former Director of Obagi Medical Products, Inc. He is also Chairman of Bloc Global Services, a development and constructions firm.

Michael S. Scofield. Mr. Scofield has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen Fund complex since 1984, where he served as Chairman of the Board. He also serves as chairman of the Independent Directors Council, an organization dedicated to serving the independent investment company director community, and other leadership positions in the investment company industry. He previously worked as an attorney with the Law Offices of Michael S. Scofield. He was formerly Director and Chairman of Branded Media Corporation, a multi-media branding company.

The Trustee Compensation table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Keith:

Trustee Compensation
Fiscal Year Ended December 31, 2009

	Independent Trustee
Fund	Michael S. Scofield 1	Dr. Leroy Keith, Jr.1
VT Discovery FundSM	$0	$0
VT Index Asset Allocation Fund	$0	$0
VT Opportunity FundSM	$0	$0
VT Total Return Bond Fund	$0	$0
Total Compensation From the Fund Complex1	$347,550	$236,250
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Total Compensation from the Fund Complex for Mr. Scofield and Dr. Keith is that paid by the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Harris:

Beneficial Equity Ownership in the Funds and Fund Complex
Calendar Year Ended December 31, 2009

	Independent Trustee
Fund	Michael S. Scofield 1	Dr. Leroy Keith, Jr.1
VT Discovery FundSM	$0	$0
VT Index Asset Allocation Fund	$0	$0
VT Opportunity FundSM	$0	$0
VT Total Return Bond Fund	$0	$0
Aggregate Dollar Range of Equity Securities of Fund Complex	Over $100,000	Over $100,000
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Aggregate Dollar Range of Equity Securities of Fund Complex for Mr. Scofield and Dr. Keith is that owned in the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.